Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Expense Categories and Net Loss

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Sales	$932,154	$620,508	$560,118
Cost of Sales (*)
Payroll and payroll related	188,740	40,602	42,040
Others	564,836	396,967	265,467

Research and Development expenses (*)
Payroll and payroll related	1,366,896	520,133	320,620
Material, subcontractors, consultants and other	745,807	108,045	302,018

Selling and Marketing expenses (*)
Payroll and payroll related	459,042	100,885	54,507
Professional services, tradeshows and others	616,306	383,313	204,324

General and Administrative expenses (*)
Payroll and payroll related	325,662	348,740	273,864
Professional services and Facility related and other	2,018,139	1,110,241	462,556

Other segment items: (*)	5,700,956	1,382,961	287,760

Net loss	11,054,230	3,771,379	1,653,038

(*)

Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items